Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Unaudited Interim Condensed Consolidated Statements of Operations
Revenue, net	$ 142,417	$ 47,200	$ 312,910	$ 140,025
Voyage expenses	(45,970)	(23,101)	(114,223)	(63,986)
Vessel operating expenses	(13,316)	(15,453)	(45,846)	(45,033)
Operating expense component	(2,320)	(1,188)	(4,664)	(2,523)
Vessel lease expense component	(2,135)	(1,093)	(4,291)	(2,322)
Depreciation	(7,253)	(7,978)	(22,025)	(23,694)
Amortization of deferred drydock expenditures	(1,006)	(1,134)	(3,162)	(3,884)
General and administrative expenses
Corporate	(5,830)	(4,294)	(14,588)	(12,730)
Commercial and chartering	(919)	(750)	(2,863)	(2,197)
Loss on vessel held for sale			(6,917)	0
Unrealized gains / (losses) on derivatives	3,364	(25)	4,264	55
Interest expense and finance costs	(5,159)	(4,383)	(14,190)	(12,471)
Interest income	191	9	221	39
Income/(Loss) before taxes	62,064	(12,190)	84,626	(28,721)
Income tax	(27)	(45)	(72)	(136)
(Loss)/profit from equity method investments	(205)	(59)	(36)	(59)
Net Income/(loss)	61,832	(12,294)	84,518	(28,916)
Preferred dividend	(857)	(536)	(2,543)	(617)
Net income/ (loss) attributable to common stockholders	$ 60,975	$ (12,830)	$ 81,975	$ (29,533)
Earnings/(loss) per share, basic (in dollars per share)	$ 1.57	$ (0.37)	$ 2.27	$ (0.88)
Earnings/(loss) per share, diluted (in dollars per share)	$ 1.52	$ (0.37)	$ 2.22	$ (0.88)
Weighted average number of shares outstanding, basic (in shares)	38,766,186,000	34,363,884,000	36,104,796,000	33,720,853,000
Weighted average number of shares outstanding, diluted (in shares)	40,115,511	34,363,884	36,930,518	33,720,853